Debt - Summary of Debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term debt:
Financing of transportation and store equipment	$ 121,055	$ 112,142
Supplier finance arrangements	684,755	449,850
Credit Lines	120,955	182,145
Total short-term debt	926,765	744,137
Long-term debt:
Financing of transportation and store equipment	106,693	127,602
Promissory notes		449,716
Total long-term debt	106,693	577,318
Total debt	$ 1,033,458	$ 1,321,455